Restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 2,382,655	$ 1,121,396	$ 782,884
Restricted cash	260,466	178,951	187,401
Total cash, cash equivalents and restricted cash	$ 2,643,121	$ 1,300,347	$ 970,285	$ 1,415,035